Income Taxes - Schedule of Reconciliation of U.S. Federal Statutory Income Tax Rate to Effective Income Tax Rate (Detail) - Enjoy Technology Inc [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Federal statutory rate					21.00%	21.00%
Effect of:
State statutory rate, net of federal tax benefit					3.00%	4.60%
Foreign tax					(2.60%)	(0.10%)
Change in valuation allowance					(16.20%)	(25.00%)
Loss on Convertible Loan					(5.0)
Other					(0.30%)	(0.60%)
Total	(0.20%)	0.00%	0.00%	0.00%	(0.10%)	(0.10%)